Industry Segment and Geographic Area Data (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Fiscal year ended:
Total revenues	$ 2,558,587	$ 2,512,027	$ 2,251,359
Depreciation and amortization, net of (gains) losses on disposals	255,372	222,692	198,760
Interest expense	90,696	90,371	88,381
Pretax earnings	408,487	325,636	289,314
Income tax expense	143,779	120,269	105,739
Identifiable assets	5,306,601	4,654,051	4,191,433
United States
Fiscal year ended:
Total revenues	2,409,291	2,364,560	2,120,597
Depreciation and amortization, net of (gains) losses on disposals	247,413	214,800	192,328
Interest expense	90,137	89,730	87,717
Pretax earnings	389,342	302,748	270,695
Income tax expense	138,911	114,050	100,212
Identifiable assets	5,160,889	4,518,772	4,061,648
Canada
Fiscal year ended:
Total revenues	149,296	147,467	130,762
Depreciation and amortization, net of (gains) losses on disposals	7,959	7,892	6,432
Interest expense	559	641	664
Pretax earnings	19,145	22,888	18,619
Income tax expense	4,868	6,219	5,527
Identifiable assets	$ 145,712	$ 135,279	$ 129,785